WANGER ADVISORS TRUST

71 S. Wacker Drive, Suite 2500

Chicago, IL 60606

May 6, 2022

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Wanger Advisors Trust

1933 Act Registration No. 33-83548

1940 Act Registration No. 811-08748

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), Wanger Advisors Trust (the “Trust”) certifies that:

a.

the forms of prospectuses and statement of additional information dated May 1, 2022 for the series of the Trust that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from those contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement on Form N-1A was filed with the Commission via EDGAR on April 28, 2022.

Very truly yours,

WANGER ADVISORS TRUST

By:	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President